Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Loans, including fees	$ 14,065,000	$ 13,972,000
Taxable securities	1,951,000	1,948,000
Tax exempt securities	1,648,000	1,439,000
FHLB stock	173,000	133,000
Other interest income	88,000	86,000
Total interest and dividend income	17,925,000	17,578,000
Interest expense:
Deposits	1,702,000	2,168,000
FHLB advances	1,165,000	969,000
Subordinated debentures	195,000	281,000
Short-term borrowings	3,000	3,000
Total interest expense	3,065,000	3,421,000
Net interest income	14,860,000	14,157,000
Provision (credit) for loan losses	(150,000)	6,000
Net interest income after provision for loan losses	15,010,000	14,151,000
Noninterest income:
Service charges on deposit accounts	410,000	442,000
ATM and debit card fees	430,000	433,000
Earnings on life insurance, net	431,000	414,000
Net gains on mortgage banking activities	755,000	810,000
Loan servicing fees, net	112,000	103,000
Net gains on sales of securities available-for-sale	105,000	718,000
Losses on other assets	(200,000)	(381,000)
Other income	448,000	448,000
Total noninterest income	2,491,000	2,987,000
Noninterest expense:
Salaries and employee benefits	7,307,000	6,602,000
Occupancy and equipment	1,690,000	1,651,000
Data processing	584,000	646,000
Advertising	245,000	247,000
Bank examination fees	385,000	479,000
Amortization of intangible assets	70,000	89,000
Collection and other real estate owned	308,000	308,000
FDIC insurance	228,000	303,000
Other expenses	1,581,000	1,573,000
Total noninterest expense	12,398,000	11,898,000
Income before income taxes	5,103,000	5,240,000
Income tax expense	693,000	1,227,000
Net income	$ 4,410,000	$ 4,013,000
Earnings per share (Note 24):
Basic earnings per common share (in usd per share)	$ 0.82	$ 0.70
Earnings Per Share, Diluted	$ 0.81	$ 0.69